UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File Number 811-22759

The Private Shares Fund

(Exact name of registrant as specified in charter)

88 Pine Street, Suite 3101

New York, NY 10005

(Address of principal executive offices) (Zip code)

Cogency Global, Inc.

c/o The Private Shares Fund

850 New Burton Rd. Ste. 201

City of Dover, County of Kent, Delaware 19904

(Name and address of agent for service)

Copies to:

Dechert LLP

45 Fremont Street, 26th Floor

San Francisco, CA 94105

Registrant's telephone number, including area code: (646) 839-5548

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Item 1. Reports to Stockholders.

(a) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended.

THE PRIVATE SHARES FUND

THE PRIVATE SHARES FUND
Fund Performance June 30, 2026 (Unaudited)

As of June 30, 2026, the Fund’s performance is as follows:

Total Return Information (Unaudited)
The Private Shares Fund – Class A (Inception Date: 03/25/2014)	Ten Years	Five Years	Three Years	One Year	Annualized Since Inception	Cumulative Since Inception
Returns based on Purchase Without Any Sales Charge (NAV)	8.53%	5.79%	9.34%	22.16%	9.09%	190.78%
Returns based on Purchase With Maximum Sales Charge of 5.75% (POP)	7.89%	4.54%	7.20%	15.13%	8.57%	174.06%
Fund Benchmark
Russell 2000® Index	11.62%	6.98%	18.60%	40.78%	9.47%	203.28%
The Private Shares Fund – Class I (Inception Date: 11/17/2017)	Ten Years	Five Years	Three Years	One Year	Annualized Since Inception	Cumulative Since Inception
Returns based on Purchase Without Any Sales Charge (NAV)	N/A	5.98%	9.49%	22.07%	9.84%	124.52%
Fund Benchmark
Russell 2000® Index	N/A	6.98%	18.60%	40.78%	10.01%	127.51%
The Private Shares Fund – Class L (Inception Date: 05/11/2018)	Ten Years	Five Years	Three Years	One Year	Annualized Since Inception	Cumulative Since Inception
Returns based on Purchase Without Any Sales Charge (NAV)	N/A	5.56%	9.11%	22.02%	8.96%	101.04%
Returns based on Purchase With Maximum Sales Charge of 4.25% (POP)	N/A	4.65%	7.54%	16.84%	8.38%	92.50%
Fund Benchmark
Russell 2000® Index	N/A	6.98%	18.60%	40.78%	9.55%	110.11%

Performance data quoted represents past performance and is no guarantee of future results. Public offering price (“POP”) performance assumes a maximum sales load of 5.75% (Class A) and 4.25% (Class L) on all sales. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Current performance may be lower or higher than the performance data quoted. For performance as of the most recent month-end, please call 1-855-551-5510. Some of the Fund’s fees were waived or expenses reimbursed; otherwise, returns would have been lower. The Fund’s total annual expenses per the currently stated prospectus are 2.54% (Class A), 2.46% (Class I), and 2.74% (Class L). Liberty Street Advisors, Inc. (the “Investment Adviser”) has contractually agreed to waive fees and/or reimburse (excluding taxes, interest expense, commitment fees, legal fees or other expenses related to any borrowing or leverage incurred by the Fund, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, such as litigation or reorganization costs, but inclusive of organizational costs and offering costs) expenses such that the total expenses do not exceed 2.65% (Class A), 2.40% (Class I), and 2.90% (Class L) through May 2, 2027. Net expenses are applicable to investors.

THE PRIVATE SHARES FUND
Fund Performance (Continued) June 30, 2026 (Unaudited)

DISCLOSURES

Investment in the Fund involves substantial risk. The Fund is not suitable for investors who cannot bear the risk of loss of all or part of their investment. The Fund is appropriate only for investors who can tolerate a high degree of risk and do not require a liquid investment. All investing involves risk including the possible loss of principal. Shares in the Fund are highly illiquid, and can be sold by shareholders only in the quarterly repurchase program of the Fund which allows for up to 5% of the Fund’s outstanding shares to be redeemed each quarter at NAV. Due to transfer restrictions and the illiquid nature of the Fund’s investments, you may not be able to sell your shares when, or in the amount that, you desire. The Fund primarily invests in late-stage operating businesses and does so primarily by directly investing in private, operating growth companies (“Portfolio Companies”). There are significant potential risks relating to investing in Portfolio Companies. Because most of the securities in which the Fund invests are not publicly traded, the Fund’s investments will be valued by Liberty Street Advisors, Inc. (the “Investment Adviser”) as Valuation Designee pursuant to fair valuation procedures and methodologies approved by the Board of Trustees, as set forth in the prospectus. As a consequence, the value of the securities, and therefore the Fund’s Net Asset Value (“NAV”), may vary. There are significant potential risks associated with investing in venture capital and private equity-backed companies with complex capital structures. The Fund focuses its investments in a limited number of securities, which could subject it to greater risk than that of a larger, more varied portfolio. There is a greater focus in technology securities that could adversely affect the Fund’s performance. The Fund’s quarterly repurchase policy may require the Fund to liquidate portfolio holdings earlier than the Investment Adviser would otherwise do so and may also result in an increase in the Fund’s expense ratio. Portfolio holdings of private companies that become publicly traded likely will be subject to more volatile market fluctuations than when private, and the Fund may not be able to sell shares at favorable prices. Such companies frequently impose lock-ups that would prohibit the Fund from selling shares for a period of time after an initial public offering (IPO). Market prices of public securities held by the Fund may decline substantially before the Investment Adviser is able to sell the securities. The Fund may invest in private securities utilizing special purpose vehicles (“SPVs”) and similar investment structures, venture capital funds and other funds that invest in private companies and rely on exclusions from the 1940 Act under section 3(c)(1) or 3(c)(7) (“Private Funds”), private investments in public equity (“PIPE”) transactions where the issuer is a special purpose acquisition company (“SPAC”), and may utilize profit sharing agreements. The Fund will bear its pro rata portion of expenses on investments in SPVs and Private Funds and will have no direct claim against underlying portfolio companies. The Fund’s investments in Private Funds subject it to the risks associated with direct ownership of the securities in which the underlying funds invest, as well as additional risks specific to the Private Funds, including operational risk, legal and indemnification risks, and lock-ups and other restrictions on withdrawal. PIPE transactions involve price risk, market risk, expense risk, and the risk that the Fund may not be able to sell the securities due to lock-ups or restrictions. Profit sharing agreements may expose the Fund to certain risks, including that the agreements could reduce the gain the Fund otherwise would have achieved on its investment, may be difficult to value and may result in contractual disputes. Certain conflicts of interest involving the Fund and its affiliates could impact the Fund’s investment returns and limit the flexibility of its investment policies. This is not a complete enumeration of the Fund’s risks. Please read the Fund prospectus for other risk factors related to the Fund.

The Fund may not be suitable for all investors. We encourage you to consult with appropriate financial professionals before considering an investment in the Fund.

The Russell 2000 is an index measuring the performance of approximately 2,000 smallest-cap American companies in the Russell 3000 Index, which is made up of 3,000 of the largest U.S. stocks. It is a market-cap weighted index. A SPAC is a company that has no commercial operations and is formed strictly to raise capital through an IPO for the purpose of acquiring or merging with an existing company.

The views expressed in this material reflect those of the Investment Adviser as of the date this is written and may not reflect its views on the date this material is first published or anytime thereafter. These views are intended to assist in understanding the Fund’s investment methodology and do not constitute investment advice. This material may contain discussions about investments that may or may not be held by the Fund. All current and future holdings are subject to risk and to change.

The Fund is distributed by Foreside Fund Services, LLC.

THE PRIVATE SHARES FUND
Fund Performance (Continued) June 30, 2026 (Unaudited)

IMPORTANT DISCLOSURES

The inclusion of various indices is for comparison purposes only. The performance of an index is not an exact representation of any particular investment, as you cannot invest directly in an index.

Holdings subject to change. Not a recommendation to buy, sell, or hold any specific security.

THE PRIVATE SHARES FUND
Portfolio Diversification June 30, 2026 (Unaudited)

Fund Sector Diversification

The following chart provides a visual breakdown of the Fund, by the industry sectors that the underlying securities represent, as a percentage of the total investments.

Transportation 3.59%
3D Printing 0.02%
Advertising 1.01%
Software 4.21%
Security 3.89%
Private Funds 0.40%
Mutual Fund 15.46%
Aerospace 28.56%
Hosting/Storage 0.68%
Healthcare/Biotech 1.86%
Hardware 0.03%
AgTech 0.64%
Games 0.62%
FoodTech 0.22%
Analytics/Big Data 6.40%
Finance/Payments 8.16%
Artificial Intelligence 12.77%
Enterprise Software 4.81%
Education 0.51%
e-Commerce 4.92%
Defense 1.23%
Consumer Web 0.01%

THE PRIVATE SHARES FUND
Portfolio Composition June 30, 2026 (Unaudited)

Fund Holdings

THE PRIVATE SHARES FUND
Portfolio Composition (Continued) June 30, 2026 (Unaudited)

Fund Holdings (Continued)

THE PRIVATE SHARES FUND
Schedule of Investments June 30, 2026 (Unaudited)
	Acquisition Date	Shares	Cost	Fair Value

Common Stock in Public Companies(a) — 24.9%
Aerospace — 20.8%
Beta Technologies, Inc.	Apr 2021	748,014	$10,869,592	$12,529,235
Space Exploration Technologies Corp., Class A(b)	May 2019	1,801,650	7,386,764	307,829,919
			18,256,356	320,359,154
ARTIFICIAL INTELLIGENCE — 2.9%
Cerebras Systems, Inc., Class A(b)	Feb 2022	201,689	4,522,271	44,573,270

Enterprise Software — 1.2%
EquipmentShare.com, Inc., Class A(b)	Oct 2021	925,294	13,553,183	18,191,281
TOTAL COMMON STOCK IN PUBLIC COMPANIES			36,331,810	383,123,705

Common Stock in Private Companies(a),(b) — 16.6%
3D Printing — 0.0%
Carbon, Inc.	Jun 2019	158,853	2,125,214	320,850

Advertising — 1.0%
NextRoll, Inc.	Mar 2017	2,367,054	16,079,048	12,119,316
OpenX Software, Ltd.	Jun 2015	2,899,297	2,615,386	3,363,185
			18,694,434	15,482,501
Aerospace — 0.1%
Axiom Space, Inc.	Mar 2021	5,852	1,010,205	726,233
Relativity Space, Inc.	Oct 2021	12,165	20,299,986	51,883
			21,310,191	778,116
AgTech — 0.0%
Farmer’s Business Network, Inc.	Sep 2021	87,500	5,042,625	111,125

Analytics/Big Data — 2.2%
Content Square SAS	Dec 2023	563,854	3,894,219	5,074,686
Dataminr, Inc.	Sep 2015	567,043	6,559,226	17,141,710
Domino Data Lab, Inc.	Apr 2021	330,000	4,118,400	5,412,000
Tealium, Inc.	Sep 2020	200,000	1,300,000	3,048,000
ThoughtSpot, Inc.	Oct 2018	162,087	1,745,758	3,517,288
			17,617,603	34,193,684
Artificial Intelligence — 2.1%
Brain Corp.	Dec 2020	2,375,000	9,540,000	12,896,250
CubeFabs, Inc. (f.k.a. Nanotronics Imaging, Inc.)	Aug 2022	76,504	7,803,408	19,023,485
			17,343,408	31,919,735
Education — 0.2%
Learneo, Inc.	Jun 2020	270,000	3,429,200	2,548,800

Enterprise Software — 0.8%
Automation Anywhere, Inc.	Jul 2021	189,449	4,019,940	2,095,306
Docker, Inc.	May 2017	2,500	531,250	13,750
Motive Technologies, Inc.	May 2019	262,854	3,420,734	9,310,289
Tebra Technologies, Inc.	Nov 2020	190,007	1,235,126	342,848
			9,207,050	11,762,193

See accompanying Notes to the Financial Statements

THE PRIVATE SHARES FUND
Schedule of Investments (Continued) June 30, 2026 (Unaudited)
	Acquisition Date	Shares	Cost	Fair Value

Common Stock in Private Companies(a),(b) — 16.6% (Continued)
Finance/Payments — 4.3%
Betterment Holdings, Inc.	Mar 2021	1,457,800	$14,999,995	$22,829,148
ConsenSys Software, Inc.	May 2022	161,445	6,703,829	10,219,469
Payward, Inc. (d.b.a. Kraken)	Jun 2021	105,218	5,079,228	6,467,750
Ripple Labs, Inc.	Dec 2018	51,267	2,458,074	15,380,100
Upgrade, Inc.	Apr 2022	1,861,053	5,900,002	10,938,525
			35,141,128	65,834,992
FoodTech — 0.0%
Impossible Foods, Inc.	Oct 2022	373,248	3,569,496	559,872

Games — 0.6%
Epic Games, Inc.	Nov 2022	17,168	10,826,013	9,570,130

Hardware — 0.0%
Hydrow, Inc.	Feb 2022	14,172,560	4,999,989	453,522

Healthcare/Biotech — 1.4%
Click Therapeutics, Inc.	Nov 2020	1,000,000	3,500,000	6,553,400
Color Health, Inc.	Feb 2022	139,486	10,039,927	1,740,785
Devoted Health, Inc.	Aug 2022	177,776	9,999,953	11,999,880
ZocDoc, Inc.	Feb 2015	61,016	1,321,708	1,281,336
			24,861,588	21,575,401
Security — 2.9%
Arctic Wolf Networks, Inc.	Dec 2021	2,072,651	20,456,420	28,954,934
Contrast Security, Inc.	Sep 2022	31,250	255,000	176,562
Lookout, Inc.	Jul 2022	1,869,160	10,000,006	7,532,715
Snyk, Ltd.	Mar 2023	392,707	2,932,070	3,235,906
Tanium, Inc.	Apr 2019	640,000	4,787,200	4,960,000
			38,430,696	44,860,117
Software — 0.9%
Discord, Inc.	Dec 2021	366,030	13,141,997	12,814,710
Roofstock, Inc.	Jun 2024	127,231	6,130,637	494,929
			19,272,634	13,309,639
Transportation — 0.1%
Flexport, Inc.	Jul 2022	538,387	7,256,025	2,255,841
TOTAL COMMON STOCK IN PRIVATE COMPANIES			239,127,294	255,536,518

Preferred Stock in Private Companies(a),(b) — 27.4%
Aerospace — 3.9%
Axiom Space, Inc., Preferred Founder Series A	Mar 2021	13,071	2,256,437	1,622,111
Axiom Space, Inc., Preferred Founder Series B	Mar 2021	10,620	1,833,342	1,317,942
Axiom Space, Inc., Preferred Series B	Dec 2020	32,221	2,019,958	3,998,627
Axiom Space, Inc., Preferred Series C-1	Aug 2021	108,731	15,612,740	13,493,518
Axiom Space, Inc., Preferred Series D	May 2026	161,160	19,999,958	19,999,958
Radian Aerospace, Inc., Preferred Series Seed 2	Sep 2021	607,336	1,999,997	2,599,398
Relativity Space, Inc., Preferred Series 1A	May 2025	1,172,360	4,999,998	4,999,998
Relativity Space, Inc., Preferred Series Z	May 2025	9,999	0	9,999,000
Xplore, Inc., Preferred Series A1	Feb 2022	237,524	1,000,000	1,250,001
			49,722,430	59,280,553

See accompanying Notes to the Financial Statements

THE PRIVATE SHARES FUND
Schedule of Investments (Continued) June 30, 2026 (Unaudited)
	Acquisition Date	Shares	Cost	Fair Value

Preferred Stock in Private Companies(a),(b) — 27.4% (Continued)
AgTech — 0.2%
Farmer’s Business Network, Inc., Preferred Series G	Sep 2021	160,880	$10,199,946	$2,699,566

Analytics/Big Data — 1.5%
Content Square SAS, Preferred Series F	Dec 2023	182,946	1,693,702	2,548,438
Dataminr, Inc., Preferred Series A	Apr 2019	20,000	198,000	604,600
Dataminr, Inc., Preferred Series B	Apr 2019	87,496	866,211	2,645,004
Dataminr, Inc., Preferred Series C	Sep 2025	586,370	6,039,611	17,725,965
			8,797,524	23,524,007
Artificial Intelligence — 4.2%
Ayar Labs, Inc., Preferred Series E	Mar 2026	229,701	11,999,986	11,999,987
Nanotronics Imaging, Inc., Preferred Series E	Nov 2023	2,469	250,000	613,941
Nanotronics Imaging, Inc., Preferred Series F-2	Apr 2022	90,888	15,300,066	22,600,210
SB Technology, Inc. (d.b.a. SandboxAQ), Preferred F	Jun 2026	604,594	24,999,962	24,999,962
VerbIT, Inc., Preferred Series A	Nov 2021	47,640	693,256	97,662
VerbIT, Inc., Preferred Series B	Nov 2021	288,180	4,194,173	642,641
VerbIT, Inc., Preferred Series E-1	Nov 2021	423,720	6,166,668	3,720,262
VerbIT, Inc., Preferred Series Seed 2	Nov 2021	65,000	945,904	133,250
			64,550,015	64,807,915
Consumer Web — 0.0%
Trusper, Inc. (d.b.a. Musely), Preferred Series B	Oct 2014	7,961	100,012	184,854

Defense — 1.0%
True Anomaly, Inc., Preferred Series D	Mar 2026	573,005	14,999,976	14,999,976

e-Commerce — 4.8%
GrubMarket, Inc., Preferred Series D	Oct 2020	440,742	1,999,999	11,865,590
GrubMarket, Inc., Preferred Series E	Jun 2021	1,520,838	14,999,995	40,943,773
GrubMarket, Inc., Preferred Series F	Feb 2022	697,526	9,999,982	18,778,690
GrubMarket, Inc., Preferred Series H	Apr 2026	74,289	1,999,997	1,999,997
			28,999,973	73,588,050
Education — 0.1%
Yanka Industries, Inc. (d.b.a. MasterClass), Preferred Series Seed 1	Jul 2021	193,100	6,146,189	834,192

Enterprise Software — 2.4%
Checkr, Inc., Preferred Series A-1	Mar 2020	150,000	1,405,000	1,860,000
Cohere Technologies, Inc., Preferred Series D-1	Feb 2022	279,571	1,999,995	2,015,707
Cohere Technologies, Inc., Preferred Series D-2	Dec 2020	386,038	2,071,233	2,783,334
Motive Technologies, Inc., Preferred Series E	May 2021	35,335	763,277	1,251,578
Motive Technologies, Inc., Preferred Senior Series E	Jul 2025	177,612	3,836,718	6,291,029
Motive Technologies, Inc., Preferred Series F	Jun 2022	106,368	2,488,949	3,767,566
Motive Technologies, Inc., Preferred Senior Series F	Jul 2025	534,657	12,511,044	18,937,551
Tebra Technologies, Inc., Preferred Series Seed 2	Nov 2020	123,819	804,870	223,419
			25,881,086	37,130,184

See accompanying Notes to the Financial Statements

THE PRIVATE SHARES FUND
Schedule of Investments (Continued) June 30, 2026 (Unaudited)
	Acquisition Date	Shares/ Principal	Cost	Fair Value

Preferred Stock in Private Companies(a),(b) — 27.4% (Continued)
Finance/Payments — 3.6%
Betterment Holdings, Inc., Preferred Series F	Sep 2021	318,380	$3,999,999	$4,985,831
Fundbox, Ltd., Preferred Series C	Jun 2019	439,552	4,999,992	4,580,132
Fundbox, Ltd., Preferred Series D	Sep 2021	531,914	7,499,988	6,271,266
Payward, Inc. (d.b.a. Kraken), Preferred Series A	Nov 2021	262,210	13,768,164	16,118,048
Payward, Inc. (d.b.a. Kraken), Preferred Series Seed	Apr 2022	67,000	3,505,340	4,118,490
Upgrade, Inc., Preferred Series C-1	Mar 2022	3,290,000	14,159,000	19,337,304
			47,932,483	55,411,071
FoodTech — 0.1%
Impossible Foods, Inc., Preferred Series E-1	Nov 2022	400,000	4,080,000	1,444,000

Healthcare/Biotech — 0.4%
Click Therapeutics, Inc., Preferred Series A	Nov 2020	60,087	210,304	393,774
Collective Health, Inc., Preferred Series F	May 2021	3,989,361	3,119,999	2,234,042
Devoted Health, Inc., Preferred Series E	Dec 2023	8,888	499,953	599,940
Devoted Health, Inc., Preferred Series F Prime	Dec 2025	44,444	2,999,970	2,999,970
ZocDoc, Inc., Preferred Series A	Feb 2015	35,000	875,000	735,000
			7,705,226	6,962,726
Security — 0.8%
Contrast Security, Inc., Preferred Series A	Jul 2022	828,514	10,300,003	4,681,104
Contrast Security, Inc., Preferred Series C	Nov 2022	1,164,596	7,649,998	6,579,968
Lookout, Inc., Preferred Series A	Feb 2015	204,000	1,927,800	822,120
			19,877,801	12,083,192
Software — 2.9%
Roofstock, Inc., Preferred Series E	Mar 2022	339,154	9,999,990	6,162,428
Tradeshift Holdings, Inc., Preferred Series 3	Jun 2021	28,797,969	12,551,436	38,589,279
			22,551,426	44,751,707
Transportation — 1.5%
Clearmotion, Inc., Preferred Series A-3	Mar 2022	2,075,885	341,068	515,650
Clearmotion, Inc., Preferred Series A-4	Mar 2022	12,954,589	908,932	3,217,920
Clearmotion, Inc., Preferred Series B	Mar 2023	2,484,760	500,000	617,215
Flexport, Inc., Preferred Series A	Jun 2022	580,165	8,489,030	2,430,891
Flexport, Inc., Preferred Series B-1	Jul 2022	69,790	944,665	292,420
Flexport, Inc., Preferred Series D-3	Jul 2022	82,613	1,117,776	436,197
Loadsmart, Inc., Preferred Series D	Jan 2022	500,000	10,000,000	8,310,000
Neutron Holdings, Inc. (d.b.a. Lime), Preferred Series 1-D	Mar 2019	30,682	5,000,000	767,050
Turo, Inc., Preferred Series D-1	Jun 2018	314,017	2,932,295	6,767,066
			30,233,766	23,354,409
TOTAL PREFERRED STOCK IN PRIVATE COMPANIES			341,777,853	421,056,402

Convertible Notes of Private Companies(a),(b) — 3.4%
Aerospace — 0.0%
Radian Aerospace, Inc., 10.00% 8/29/2026	Sep 2025	$400,000	400,000	400,000

AgTech — 0.0%
Farmer’s Business Network, Inc., 15.00% 9/28/2026	Sep 2023	$350,000	350,000	350,000

See accompanying Notes to the Financial Statements

THE PRIVATE SHARES FUND
Schedule of Investments (Continued) June 30, 2026 (Unaudited)
	Acquisition Date	Principal/ Units	Cost	Fair Value

Convertible Notes of Private Companies(a),(b) — 3.4% (Continued)
Analytics/Big Data — 0.1%
Dataminr, Inc., 11.00% 2/28/2030	Jun 2025	$1,000,000	$1,000,000	$1,000,000

Artificial Intelligence — 0.3%
CubeFabs, Inc. (f.k.a. Nanotronics Imaging, Inc.), 5.00% 4/25/2027	Apr 2023	$3,000,000	3,000,000	4,173,612

Enterprise Software — 0.2%
Motive Technologies, Inc., 18.00% 5/20/2032	Jul 2025	$2,000,000	2,000,000	3,600,000

Hosting/Storage — 0.7%
TMGcore, Inc., 4.00% 9/30/2028	Dec 2021	$10,476,362	10,476,362	10,485,546

Software — 0.2%
Tradeshift Holdings, Inc., 0.00% 7/31/2026	Apr 2023	$2,227,053	2,227,053	2,227,053
Tradeshift Holdings, Inc., 0.00% 9/13/2027	Sep 2024	$500,000	500,000	500,000
			2,727,053	2,727,053
Transportation — 1.9%
Neutron Holdings, Inc. (d.b.a. Lime), 4.00% 6/1/2027	Jun 2020	$15,503	252,362	1,787,867
Neutron Holdings, Inc. (d.b.a. Lime), 8.00% 10/29/2026(c)	Oct 2021	$19,254,330	19,254,330	27,547,205
			19,506,692	29,335,072
TOTAL CONVERTIBLE NOTES OF PRIVATE COMPANIES			39,460,107	52,071,283

Units of Private Companies(a),(b) — 0.2%
Security — 0.2%
Excalibur Aggregator L.P., Class A	Jun 2023	194	193,877	193,857
Knight JV	Mar 2026	7	7,742,404	2,438,899
			7,936,281	2,632,756
TOTAL UNITS OF PRIVATE COMPANIES			7,936,281	2,632,756

Warrants of Private Companies(a),(b) — 0.1%
Aerospace — 0.1%
Radian Aerospace, Inc., Exercise Price $0.01, Exercise Date 2/28/2033	Sep 2025	121,581	0	519,458

Software — 0.0%
Tradeshift Holdings, Inc., Exercise Price $0.001, Exercise Date 11/21/2031	Nov 2021	213,797	2,425,355	115,279
Tradeshift Holdings, Inc., Exercise Price $0.001, Exercise Date 9/9/2031	Dec 2021	427,594	4,570,844	230,559
Tradeshift Holdings, Inc., Exercise Price $0.001, Exercise Date 3/25/2032	Mar 2022	213,797	2,538,052	115,279
			9,534,251	461,117
Transportation — 0.0%
Neutron Holdings, Inc. (d.b.a. Lime), Exercise Price $0.01, Exercise Date 6/2/2027	Jun 2020	1,512	807	37,786
TOTAL WARRANTS OF PRIVATE COMPANIES			9,535,058	1,018,361
See accompanying Notes to the Financial Statements

THE PRIVATE SHARES FUND
Schedule of Investments (Continued) June 30, 2026 (Unaudited)
	Acquisition Date	Units/ Commitment	Cost	Fair Value

Special Purpose Vehicles(a),(b),(e) — 11.2%
Aerospace — 3.6%
HOF Capital WH Strategic Opportunities Fund, LP (invested in SpaceX, Common)	May 2024	191,550	$3,296,000	$32,728,233
MVP Opportunity Fund VI, LLC, Series 24G (invested in SpaceX, Common)	Nov 2024	30,665	1,000,000	5,239,422
SC JAL, LLC (invested in SpaceX, Common)	May 2024	105,430	1,854,000	18,013,770
			6,150,000	55,981,425
AgTech — 0.4%
Stage 1 Growth Fund, LLC, Series CiBO (invested in CIBO Technologies, Inc., Preferred Series C1)	Aug 2021	1,298,566	3,210,057	2,869,831
Stage 1 Growth Fund, LLC Series Invaio (invested in Invaio Sciences, Inc., Preferred Series C)	Mar 2021	1,061,390	5,150,000	3,704,251
			8,360,057	6,574,082
Analytics/Big Data — 2.6%
KVC Select, LLC (Invested in Dremio Corp., 23.4% Common Stock and 76.6% Preferred Series E)	Dec 2021	636,258	5,213,383	4,630,417
Tiger Global PIP 12-1, LLC (invested in Databricks, Inc., Preferred Series G)	Jul 2022	182,664	10,818,330	34,706,160
			16,031,713	39,336,577
Artificial Intelligence — 3.3%
FVP Digital Future Fund II, LP (invested in Prometheus Industries, Inc., Preferred Series B)	Jun 2026	619,374	25,375,000	24,950,243
Mare Liberum Matters Reindustrialization Fund, LLC (invested in Prometheus Industries, Inc., Preferred Series B)	Jun 2026	471,662	19,190,000	18,999,960
MC Valor Summit 2.0 L.P. (invested in Crusoe, Inc., Preferred Series E)	Dec 2025	59,667	5,169,369	6,084,841
			49,734,369	50,035,044
Defense — 0.2%
IronArc Opportunities XXI, LP (invested in Saronic Technologies, Inc., Preferred Series D)	Mar 2026	138,458	4,000,000	3,799,980

e-Commerce — 0.1%
Irving Investors Privates OSC XXXVIII, LLC (invested in 1661, Inc. (d.b.a GOAT), 14.9% Common Stock, 13.1% Preferred Series A-1, 0.3%Preferred Series A-5, 17.1% Preferred Series A-7, 27.0% Preferred Series B, and 27.7% Preferred Series C)	Sep 2021	859,200	5,100,467	1,761,360

Education — 0.3%
GSV ERS LP (invested in Eruditus Learning Solutions Pte., Ltd. Common Stock)	Aug 2021	36,264	5,169,490	4,369,087

Enterprise Software — 0.2%
KVC Select, LLC (invested in Ocrolus, Inc., Preferred Series C)	Aug 2021	438,327	3,137,450	2,967,474

Finance/Payments — 0.2%
ParaFi Private Opportunities, LLC - Series J (invested in ConsenSysSoftware, Inc., Preferred Series D)	Feb 2022	35,699	5,075,000	3,676,283

See accompanying Notes to the Financial Statements

THE PRIVATE SHARES FUND
Schedule of Investments (Continued) June 30, 2026 (Unaudited)
	Acquisition Date	Units/ Commitment	Cost	Fair Value

Special Purpose Vehicles(a),(b),(e) — 11.2% (Continued)
FoodTech — 0.1%
Khosla Ventures IFSPV II-B, LLC (invested in Impossible Foods, Inc., 74.2%Preferred Series H-1 and 25.8% Preferred Series H-2)	Nov 2021	206,883	$5,050,000	$1,307,500

Software — 0.2%
Artist Edge Partners IV, LP (invested in Discord, Inc. Common Stock)	Dec 2021	90,910	5,390,077	3,182,759
TOTAL SPECIAL PURPOSE VEHICLES			113,198,623	172,991,571

Private FUNDS(a),(b) — 0.4%
Private Funds — 0.4%
Northgate Growth Fund III	Dec 2022	5,000,000	5,000,000	6,190,557
TOTAL PRIVATE FUNDS			5,000,000	6,190,557

Short-Term Investments — 15.4%
MUTUAL FUNDS — 15.4%
UMB Money Market II Special, 3.43%,(d)			236,756,472	236,756,472
TOTAL SHORT-TERM INVESTMENTS			236,756,472	236,756,472

TOTAL INVESTMENTS — 99.6%			1,029,123,498	1,531,377,625
Other assets less liabilities — 0.4%				5,671,827
NET ASSETS — 100.0%				$1,537,049,452

LP - Limited Partnership

LLC - Limited Liability Company

(a)    Debt positions (convertible notes of private companies) are income producing, all other positions are Equity positions and are non-income producing, except for short-term investments.

(b)    Investments in private companies, and in some cases public companies, may be subject to restrictions on disposition imposed by the issuer. All positions held are non-controlled and non-affiliated investments, as defined by the Investment Company Act of 1940, as amended (“1940 Act”). As of June 30, 2026 restricted securities represented 83.41% of the net assets of the Fund.

(c)    Denotes a variable rate security. The rate shown is the current interest rate as of June 30, 2026.

(d)    Represents the 7-day effective yield as of June 30, 2026.

(e)    The Fund has a direct investment in an SPV which has invested in an underlying portfolio company. If applicable, the number of units presented are the units in the SPV owned by the Fund, which represents the equivalent number of securities of the underlying portfolio company for which the investment has economic exposure.

All issuers are based in the United States, except for OpenX Software, Ltd., and Snyk, Ltd., which are based in the UK, and Eruditus Learning Solutions Pte., Ltd., Fundbox, Ltd., and Content Square SAS, which are based in Singapore, Israel, and France, respectively.

See accompanying Notes to the Financial Statements

THE PRIVATE SHARES FUND
Statement of Assets and Liabilities June 30, 2026 (Unaudited)
Assets:
Investments, at fair value (cost $1,029,123,498) (Note 3)	$1,531,377,625
Cash	1,215,017
Receivable for investments sold	4,610,442
Receivable for fund shares sold	485,497
Interest receivable	2,599,645
Prepaid expenses and other assets	250,191
Prepaid borrowing costs	36,307
Total assets	1,540,574,724

Liabilities:
Advisory fees (Note 5)	2,559,303
Payable for shareholder servicing fees - Class L	456
Payable for shareholder servicing fees - Class A	4,096
Payable for audit and tax fees	205,376
Payable for transfer agent fees	421,276
Payable for 12b-1 fees - Class L (Note 2)	5,289
Payable for unused line of credit fees (Note 2)	40,531
Other accrued liabilities	288,945
Total liabilities	3,525,272
Commitments and contingences (Note 9)
Net assets	$1,537,049,452

Net assets consist of:
Capital stock (unlimited shares authorized, no par value)	$1,060,619,900
Total distributable earnings	476,429,552
Net assets	$1,537,049,452

Net assets:
Class A	$228,361,029
Class I	1,282,305,890
Class L	26,382,533
Total net assets	$1,537,049,452

Shares outstanding:
Class A	4,374,613
Class I	24,103,514
Class L	515,874
Total shares outstanding	28,994,001

Net asset value, public offering price, and redemption proceeds per share:
Class A - Net asset value and redemption proceeds per share	$52.20
Class I - Net asset value and redemption proceeds per share	$53.20
Class L - Net asset value and redemption proceeds per share	$51.14
Class A - Public offering price per share(a)	$55.38
Class L - Public offering price per share(b)	$53.41

(a)    Computation of public offering price per share 100/94.25 of net asset value. (See Note 10).

(b)    Computation of public offering price per share 100/95.75 of net asset value. (See Note 10).

See accompanying Notes to the Financial Statements

THE PRIVATE SHARES FUND
Statement of Operations For the six months ended June 30, 2026 (Unaudited)
Investment Income:
Interest[1]	$3,981,283
Dividends[2]	439,370
Total investment income	4,420,653

Expenses:
Investment advisory fees (Note 5)	12,028,201
Transfer agent fees	1,158,957
Legal fees	308,431
Audit and tax fees	249,101
Fund accounting & administration fees	217,115
Printing & postage	181,573
Trustee fees	169,277
Consulting expense	110,088
Insurance fees	94,602
Unused line of credit fees[3]	78,031
Chief compliance officer fees	63,302
Miscellaneous expenses	46,855
Shareholder servicing fees - Class A	41,374
Borrowing fees[3]	38,693
Registration fees	31,710
Custodian fees	29,484
Distribution fees - Class L	14,958
Shareholder servicing fees - Class L	1,779
Total expenses	14,863,531
Add: Fund expenses recouped by the Investment Manager (Note 4)	489,478
Net expenses	15,353,009
Net investment loss	$(10,932,356)

Net realized gain on investments	6,420,283
Net change in unrealized gain on investments	150,453,901
Net realized and change in unrealized gain on investments	156,874,184
Net change in net assets from operations	$145,941,828

1    Includes paid-in-kind interest of $595,068.

2    Includes paid-in-kind dividends of $439,370.

3    Line of credit borrowing costs incurred during the fiscal year that were excluded from the contractual waiver of fees.

See accompanying Notes to the Financial Statements

THE PRIVATE SHARES FUND
Statements of Changes in Net Assets
	Six months ended June 30, 2026 (Unaudited)	Year ended December 31, 2025

Operations:
Net investment loss	$(10,932,356)	$(17,975,854)
Net realized gain/(loss) on investments	6,420,283	(2,585,119)
Net change in unrealized gain on investments	150,453,901	144,801,256
Net change in net assets resulting from operations	145,941,828	124,240,283

Fund share transactions:
Proceeds from shares issued - Class A	90,338,859	22,563,015
Proceeds from shares issued - Class I	322,163,030	208,792,887
Proceeds from shares issued - Class L	18,126,607	2,287,764
Cost of shares repurchased - Class A	(19,833,220)	(37,086,876)
Cost of shares repurchased - Class I	(132,168,625)	(179,976,811)
Cost of shares repurchased - Class L	(397,665)	(701,187)
Contribution from Investment Advisor[1]	—	141,720
Net change in net assets from fund share transactions	278,228,986	16,020,512
Net change in net assets	$424,170,814	$140,260,795

Net assets:
Beginning of period	$1,112,878,638	$972,617,843
End of period	$1,537,049,452	$1,112,878,638

Transactions in shares:
Issuance of shares - Class A	1,875,299	527,725
Issuance of shares - Class I	6,543,573	4,820,221
Issuance of shares - Class L	380,518	55,425
Repurchase of shares - Class A	(396,053)	(856,717)
Repurchase of shares - Class I	(2,551,831)	(4,054,393)
Repurchase of shares - Class L	(7,891)	(16,723)
Net change in shares	5,843,615	475,538

1     See Note 2 in the Notes to the Financial Statements.

See accompanying Notes to the Financial Statements

THE PRIVATE SHARES FUND
Statement of Cash Flows For the six months ended June 30, 2026 (Unaudited)
Cash flows from operating activities:
Net change in net assets from operations	$145,941,828
Adjustments to reconcile net change in net assets from operations to net cash used in operating activities:
Purchases of investments	(122,710,139)
Net purchases of short-term investments	(193,967,755)
Proceeds from sales of investments	51,242,707
Net change in unrealized gain on investments	(150,453,901)
Net realized gain on investments	(6,420,283)
Paid-in-kind interest	(595,068)
Paid-in-kind dividends	(439,370)
Change in operating assets and liabilities:
Increase in interest receivable	(1,059,289)
Decrease in prepaid expenses and other assets	112,000
Increase in net payable to Investment Adviser	876,943
Increase in other accrued liabilities	95,416
Net cash used in operating activities	(277,376,911)

Cash flows from financing activities:
Proceeds from shares issued, net of change in receivable for fund shares sold	428,687,596
Cost of shares redeemed	(150,095,668)
Net cash provided by financing activities	278,591,928

Net change in cash	1,215,017

Cash at beginning of period	—
Cash at end of period	$1,215,017

Supplemental disclosure of noncash financing activities
Transfer in and out between share classes	$2,303,842

See accompanying Notes to the Financial Statements

THE PRIVATE SHARES FUND
Financial Highlights – Class A For a capital share outstanding throughout each period
	Six months ended June 30, 2026 (Unaudited)(a)		Year ended December 31, 2025(a)		Year ended December 31, 2024(a)		Year ended December 31, 2023(a)		Year ended December 31, 2022		Year ended December 31, 2021

Per share operating performance
Net asset value, beginning of period	$47.30		$42.22		$37.91		$41.37		$41.77		$36.33

Change in net assets from operations:
Net investment loss	(0.42)		(0.80)		(0.67)		(0.64)		(0.80)		(0.88)
Net realized and unrealized gain/(loss) on investments	5.32		5.84		4.98		(2.84)		0.98		9.54
Total change in net assets from operations	4.90		5.04		4.31		(3.48)		0.18		8.66

Distributions:
From net realized gain on investments	—		—		—		—		(0.58)		(3.22)
Total distributions	—		—		—		—		(0.58)		(3.22)

Impact of NAV Error	—		0.04	(b)	—		0.02	(c)	—		—
Net increase (decrease) in net asset value	4.90		5.08		4.31		(3.46)		(0.40)		5.44
Net asset value, end of period	$52.20		$47.30		$42.22		$37.91		$41.37	(d)	$41.77

Total return(e)	10.36	%(f)	12.01%		11.40%		(8.36	)%(c)	0.42%		23.85%

Ratios and supplemental data
Net assets, end of period (in thousands)	$228,361		$136,949		$136,148		$142,451		$178,577		$158,433
Ratio of net expenses to average net assets	2.46	%(g)(h)	2.56	%(h)	2.65	%(h)(i)	2.60	%(i)(j)(k)	2.51	%(i)(j)	2.51	%(i)(j)
Ratio of gross expenses before reimbursement to average net assets	2.46	%(g)(h)	2.56	%(h)	2.55	%(h)	2.48%		2.41%		2.64%
Ratio of net investment loss to average net assets	(1.73	)%(g)	(1.90)%		(1.70)%		(1.60)%		(1.89)%		(2.42)%
Portfolio turnover	5.08	%(f)	3.37%		0.84%		2.23%		3.17%		26.20%

(a)             Per share calculations are based on average shares outstanding throughout the period.

(b)             During the year ended December 31, 2025, the Investment Adviser reimbursed the Fund for a NAV error in the amount of $133,394. Please see Note 2 in the Notes to the Financial Statements for additional information.

(c)             A revision on the valuation of certain securities resulted in understated NAV. The impact of the NAV error on Total Return at NAV was 0.05%.

(d)             The NAV per share has been adjusted from the published NAV of $41.75 for post-closing adjustments.

(e)             The Fund’s total investment returns do not include a sales load.

(f)         Not annualized for periods less than one year.

(g)         Annualized for period less than one year.

(h)         If borrowing costs associated with lines of credit allocated to Class A during the six months ended June 30, 2026 and the fiscal year ended December 31, 2025 and November 19, 2024 to December 31, 2024 had been excluded, the expense ratios would have been lowered by $15,303, $32,068, and $1,667 or 0.02%, 0.03%, and 0.00%, respectively.

(i)         The ratio of net expenses includes recoupment of previously waived and/or reimbursed fees of $144,908, $199,187 and $184,461, or 0.10%, 0.12% and 0.10%, for the fiscal year ended December 31, 2024, December 31, 2023 and December 31, 2022, respectively, and contractual waivers and expense reimbursements of $171,876 or 0.12% for the fiscal year ended December 31, 2021. Please see Note 4 in the Notes to the Financial Statements for additional information.

See accompanying Notes to the Financial Statements

THE PRIVATE SHARES FUND
Financial Highlights – Class A (Continued) For a capital share outstanding throughout each period

(j)         During the fiscal years ended December 31, 2023, 2022 and 2021 there were legal expenses incurred by the Fund that were distinguishable in their characterization as being unusual in nature as well as not expected to be recurring in future periods. The exclusion of these extraordinary expenses from the Fund’s expense limitation agreement caused the expense ratio to exceed the contractual expense limit by $943 or 0.00%, $17,472 or 0.01% and $17,854 or 0.01%, respectively.

(k)         Effective May 1, 2023, the Investment Adviser contractually agreed to waive management fees and/or reimburse the Fund for expenses the Fund incurs, subject to certain exclusions, to the extent necessary to maintain the Fund’s total annual operating expenses after fee waivers and/or reimbursement to an annual rate of 2.65%, 2.40%, and 2.90% (each, an “Expense Limit”) of the average daily net assets of the Fund attributable to Class A, Class I and Class L Shares, respectively. Prior to May 1, 2023, the Expense Limit for Class A shares was 2.50%.

See accompanying Notes to the Financial Statements

THE PRIVATE SHARES FUND
Financial Highlights – Class I For a capital share outstanding throughout each period
	Six months ended June 30, 2026 (Unaudited)(a)		Year ended December 31, 2025(a)		Year ended December 31, 2024(a)		Year ended December 31, 2023(a)		Year ended December 31, 2022		Year ended December 31, 2021

Per share operating performance
Net asset value, beginning of period	$48.19		$43.01		$38.52		$41.94		$42.22		$36.61

Change in net assets from operations:
Net investment loss	(0.42)		(0.76)		(0.58)		(0.55)		(0.65)		(0.62)
Net realized and unrealized gain/(loss) on investments	5.43		5.94		5.07		(2.89)		0.95		9.45
Total change in net assets from operations	5.01		5.18		4.49		(3.44)		0.30		8.83

Distributions:
From net realized gain on investments	—		—		—		—		(0.58)		(3.22)
Total distributions	—		—		—		—		(0.58)		(3.22)

Impact of NAV Error	—		—		—		0.02	(b)	—		—
Net increase (decrease) in net asset value	5.01		5.18		4.49		(3.42)		(0.28)		5.61
Net asset value, end of period	$53.20		$48.19		$43.01		$38.52		$41.94	(c)	$42.22

Total return	10.40	%(d)	12.04%		11.66%		(8.15)%		0.70%		24.13%

Ratios and supplemental data
Net assets, end of period (in thousands)	$1,282,306		$969,286		$832,134		$730,108		$807,234		$566,272
Ratio of net expenses to average net assets(f)	2.42	%(e)(g)	2.43	%(g)	2.40	%(g)	2.35	%(h)(i)	2.26	%(h)	2.26	%(h)
Ratio of gross expenses before reimbursement/recoupment to average net assets	2.33	%(e)(g)	2.43	%(g)	2.49	%(g)	2.42%		2.34%		2.50%
Ratio of net investment loss to average net assets	(1.70	)%(e)	(1.77)%		(1.45)%		(1.36)%		(1.62)%		(2.15)%
Portfolio turnover	5.08	%(d)	3.37%		0.84%		2.23%		3.17%		26.20%

(a)             Per share calculations are based on average shares outstanding throughout the period.

(b)             A revision on the valuation of certain securities resulted in understated NAV. The impact of the NAV error on Total Return at NAV was 0.05%.

(c)             The NAV per share has been adjusted from the published NAV of $42.32 for post-closing adjustments.

(d)         Not annualized for periods less than one year.

(e)         Annualized for period less than one year.

(f)         The ratio of net expenses includes recoupment of fund expenses for the six months ended June 30, 2026, of $489,478 or 0.09%. The ratio of net expenses includes contractual waivers and expense reimbursements of $37,560, $719,354, $594,159, $631,951, and $899,197, or 0.00%, 0.09%, 0.07%, 0.08%, and 0.23%, for the fiscal years ended December 31, 2025, 2024, 2023, 2022, and 2021, respectively. Please see Note 4 in the Notes to the Financial Statements for additional information.

(g)         If borrowing costs associated with lines of credit allocated to Class I during the six months ended June 30, 2026 and the fiscal year ended December 31, 2025 and November 19, 2024 to December 31, 2024 had been excluded, the expense ratios would have been lowered by $100,318, $214,317 and $10,000 or 0.02%, 0.03%, and 0.00%, respectively.

(h)         During the fiscal years ended December 31, 2023, 2022 and 2021 there were legal expenses incurred by the Fund that were distinguishable in their characterization as being unusual in nature as well as not expected to be recurring in future periods. The exclusion of these extraordinary expenses from the Fund’s expense limitation agreement caused the expense ratio to exceed the contractual expense limit by $4,444 or 0.00%, $74,334 or 0.01% and $48,772 or 0.01%, respectively.

(i)         Effective May 1, 2023, the Investment Adviser contractually agreed to waive management fees and/or reimburse the Fund for expenses the Fund incurs, subject to certain exclusions, to the extent necessary to maintain the Fund’s total annual operating expenses after fee waivers and/or reimbursement to an annual rate of 2.65%, 2.40%, and 2.90% (each, an “Expense Limit”) of the average daily net assets of the Fund attributable to Class A, Class I and Class L Shares, respectively. Prior to May 1, 2023, the Expense Limit for Class I shares was 2.25%.

See accompanying Notes to the Financial Statements

THE PRIVATE SHARES FUND
Financial Highlights – Class L For a capital share outstanding throughout each period
	Six months ended June 30, 2026 (Unaudited)(a)		Year ended December 31, 2025(a)		Year ended December 31, 2024(a)		Year ended December 31, 2023(a)		Year ended December 31, 2022		Year ended December 31, 2021

Per share operating performance
Net asset value, beginning of period	$46.38		$41.47		$37.32		$40.82		$41.33		$36.07

Change in net assets from operations:
Net investment loss	(0.45)		(0.86)		(0.76)		(0.74)		(1.12)		(0.82)
Net realized and unrealized gain/(loss) on investments	5.21		5.71		4.91		(2.78)		1.19		9.30
Total change in net assets from operations	4.76		4.85		4.15		(3.52)		0.07		8.48

Distributions:
From net realized gain on investments	—		—		—		—		(0.58)		(3.22)
Total distributions	—		—		—		—		(0.58)		(3.22)

Impact of NAV Error	—		0.06	(b)	—		0.02(c)		—		—
Net increase (decrease) in net asset value	4.76		4.91		4.15		(3.50)		(0.51)		5.26
Net asset value, end of period	$51.14		$46.38		$41.47		$37.32		$40.82	(d)	$41.33

Total return(e)	10.26	%(f)	11.84%		11.12%		(8.57	)%(c)	0.16%		23.52%

Ratios and supplemental data
Net assets, end of period (in thousands)	$26,383		$6,644		$4,335		$3,505		$3,476		$3,780
Ratio of net expenses to average net assets	2.64	%(g)(h)	2.74	%(h)	2.90	%(h)(i)	2.85	%(i)(j)(k)	2.76	%(i)(j)	2.76	%(i)(j)
Ratio of gross expenses before reimbursement to average net assets	2.64	%(g)(h)	2.74	%(h)	2.84	%(h)	2.73%		2.63%		2.84%
Ratio of net investment loss to average net assets	(1.87	)%(g)	(2.07)%		(1.96)%		(1.86)%		(2.15)%		(2.66)%
Portfolio turnover	5.08	%(f)	3.37%		0.84%		2.23%		3.17%		26.20%

(a)             Per share calculations are based on average shares outstanding throughout the period.

(b)             During the year ended December 31, 2025, the Investment Adviser reimbursed the Fund for a NAV error in the amount of $8,326. Please see Note 2 in the Notes to the Financial Statements for additional information.

(c)             A revision on the valuation of certain securities resulted in understated NAV. The impact of the NAV error on Total Return at NAV was 0.05%.

(d)             The NAV per share has been adjusted from the published NAV of $41.20 for post-closing adjustments.

(e)         The Fund’s total investment returns do not include a sales load.

(f)         Not annualized for periods less than one year.

(g)         Annualized for period less than one year.

(h)         If borrowing costs associated with lines of credit allocated to Class L during the six months ended June 30, 2026 and fiscal year ended December 31, 2025 and November 19, 2024 to December 31, 2024 had been excluded, the expense ratios would have been lowered by $1,103, $1,324, and $54 or 0.02%, 0.03%, and 0.00%, respectively.

(i)         The ratio of net expenses includes recoupment of previously waived and/or reimbursed fees of $2,312, $4,383 and $5,663, or 0.06%, 0.12% and 0.13%, for the fiscal years ended December 31, 2024, December 31, 2023 and December 31, 2022, respectively, and contractual waivers and expense reimbursements of $2,134, or 0.08%, for the fiscal years ended December 31, 2021. Please see Note 4 in the Notes to the Financial Statements for additional information.

See accompanying Notes to the Financial Statements

THE PRIVATE SHARES FUND
Financial Highlights – Class L (Continued) For a capital share outstanding throughout each period

(j)         During the fiscal years ended December 31, 2023, 2022 and 2021 there were legal expenses incurred by the Fund that were distinguishable in their characterization as being unusual in nature as well as not expected to be recurring in future periods. The exclusion of these extraordinary expenses from the Fund’s expense limitation agreement caused the expense ratio to exceed the contractual expense limit by $20 or 0.00%, $428 or 0.01% and $361 or 0.01%, respectively.

(k)         Effective May 1, 2023, the Investment Adviser contractually agreed to waive management fees and/or reimburse the Fund for expenses the Fund incurs, subject to certain exclusions, to the extent necessary to maintain the Fund’s total annual operating expenses after fee waivers and/or reimbursement to an annual rate of 2.65%, 2.40%, and 2.90% (each, an “Expense Limit”) of the average daily net assets of the Fund attributable to Class A, Class I and Class L Shares, respectively. Prior to May 1, 2023, the Expense Limit for Class L shares was 2.75%.

See accompanying Notes to the Financial Statements

THE PRIVATE SHARES FUND
Notes to the Financial Statements June 30, 2026 (Unaudited)

1. Organization

The Private Shares Fund (the “Fund”) was established as a limited liability company under the laws of the State of Delaware on August 20, 2012 and converted into a Delaware statutory trust on March 22, 2013. The Fund is registered with the Securities and Exchange Commission (the “SEC”) as a diversified, closed-end management investment company that operates as an “interval fund” under the Investment Company Act of 1940, as amended (the “1940 Act”). The shares of beneficial interest of the Fund (the “Shares”) are continuously offered under Rule 415 of the Securities Act of 1933, as amended (the “Securities Act”). As an interval fund, the Fund makes quarterly repurchase offers for 5% of the Fund’s outstanding Shares at net asset value (“NAV”), with no repurchase fee incurred. The Fund’s inception date was March 25, 2014. Prior to March 25, 2014, the Fund had been inactive except for matters relating to the Fund’s establishment, designation and planned registration of the Fund’s Shares under the Securities Act and the sale of 5,000 Shares (“Initial Shares”) for $100,000 to the Fund’s initial shareholder, which occurred on July 30, 2013.

The investment objective of the Fund is to provide investors capital appreciation, which it seeks by primarily investing, under normal market conditions, at least 80% of (i) the value of its net assets, plus (ii) the amount of any borrowings for investment purposes, in the equity securities (e.g., common and/or preferred stock, or equity-linked securities convertible into such equity securities) of private, operating growth companies (each, a “Portfolio Company”). Liberty Street Advisors, Inc.’s (the “Investment Adviser”) primary strategy is to invest in Portfolio Companies and to hold such securities until a liquidity event with respect to such Portfolio Company occurs, such as an initial public offering, or a merger or acquisition transaction. The Fund currently offers three different classes of shares: Class A, Class I, and Class L shares. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees, and shareholder servicing fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income and realized and unrealized gains/losses pro rata based on the daily ending net assets of each class, without discrimination between share classes. Expenses that are specific to a class are charged directly to that class. Dividends are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from the differences in separate class expenses, including distribution and shareholder servicing fees.

2. Significant accounting policies

The Fund is an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Investment transactions and income recognition — Investment transactions are accounted for on a trade date basis. Net realized gains and losses on securities are computed on a specific identification basis. Dividend income is recorded on the ex-dividend date or as soon as known if after the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Non-cash interest/paid-in-kind interest included in interest income, if any, are recorded at fair value. Interest income and estimated expenses are accrued daily.

Use of estimates — The preparation of the financial statements in accordance with US generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Investment valuation — The Fund’s NAV is based in large part on the value of its securities which are carried at fair value in accordance with the provisions of FASB ASC Topic 820, Fair Value Measurements and Disclosures. Where reliable market prices are available for those securities, the Investment Adviser will rely on those prices. However, because the securities in which the Fund invests are often illiquid, market prices may not be readily available or, where available, may be unreliable. At any point in time, there may be few recent purchase or sale transactions or offers on which to base the value of a given Portfolio Company’s security. In addition, the prices reflected in recent transactions or offers may be extremely sensitive to changes in supply or demand, including changes fueled by investor perceptions or other conditions.

THE PRIVATE SHARES FUND
Notes to the Financial Statements (Continued) June 30, 2026 (Unaudited)
2. Significant accounting policies — (continued)

When reliable market values are not available, the Fund’s investments will be valued by the Investment Adviser, as the Valuation Designee designated by the Board of Trustees, pursuant to valuation procedures and methodologies approved by the Board of Trustees. While the Valuation Designee will use good faith efforts to determine the fair value of the Fund’s securities, fair value will be dependent on the judgment of the Valuation Designee. The Valuation Designee may also rely to some extent on information provided by the Portfolio Companies. The Fund may engage a third-party provider in the valuation of the Portfolio Company securities.

From time to time, the Fund may determine that it should modify its estimates or assumptions, as new information becomes available. As a consequence, the value of the securities, and therefore the Fund’s NAV, may vary. This may adversely affect shareholders. Because of the uncertainty and judgment involved in the valuation of the Portfolio Company securities, which do not have a readily available market price, the estimated fair value of such securities may be different from values that would have been used had a readily available market price existed for such securities. In addition, in the event that the Fund desires to sell Portfolio Company shares, the Fund may also not be able to sell these securities at the prices at which they are carried on the Fund’s books or may have to delay their sale in order to do so. This may adversely affect the Fund’s NAV.

There were no changes to the valuation approaches or techniques applied to the assessment of fair value for the Fund’s common stock in private companies, preferred stock in private companies, warrants of private companies, convertible notes of private companies, and special purpose vehicles/private funds during the period ended June 30, 2026.

Federal income taxes — The Fund’s policy is to comply with Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute to shareholders each year substantially all of its net investment income and any net realized capital gain. Therefore, a federal income tax or excise tax provision is not required.

Management has evaluated all tax positions taken or expected to be taken by the Fund to determine whether each tax position is more likely than not (i.e. greater than 50%) to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Tax positions that do not meet the more likely than not threshold may result in a tax benefit or expense in the current year. If the Fund were to incur an income tax liability in the future, interest on any income tax liability would be reported as interest expense and penalties on any income tax liability would be reported as income taxes. No interest expense or penalties have been recognized as of or for the six months ended June 30, 2026. Management of the Fund also is not aware of any tax positions for which it is reasonably possible that the total amounts of recognized tax benefits will significantly change in the next twelve months. Management has determined that the Fund has not taken any tax positions which do not meet the more likely than not threshold and as such, no liabilities related to uncertain tax positions have been reflected in the Fund’s financial statements.

Management analyzed all open tax years, as defined by the applicable statute of limitations for all major jurisdictions in which it files tax returns, which includes federal and certain states. The Fund’s 2022-2025 tax years are open to examination as of June 30, 2026.

Distributions to shareholders — The Fund distributes net investment income and net realized gains (net of any capital loss carryovers), if any, annually. The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatment of net operating loss, wash sales, non-deductible offering costs and capital loss carryforwards. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities, based on their federal tax treatment. Temporary differences do not require reclassification.

Shareholder service fee plan — Under the terms of the Fund’s Shareholder Services Plan, the Fund compensates financial industry professionals for providing ongoing services with respect to clients to whom they have distributed Class A and Class L Shares of the Fund. Both Class A and Class L may incur shareholder servicing fees on an annual basis up to 0.25% of its daily average NAV. Class I is not subject to a shareholder servicing fee. For the six months ended June 30, 2026, Class A and Class L incurred $41,374 and $1,779, respectively, in shareholder servicing fees.

THE PRIVATE SHARES FUND
Notes to the Financial Statements (Continued) June 30, 2026 (Unaudited)
2. Significant accounting policies — (continued)

Distribution fee plan — Under the terms of the Fund’s Distribution Plan, the Fund compensates financial industry professionals for providing ongoing services with respect to certain activities relating to the distribution of Class L to investors and maintenance of shareholder accounts, as well as for payments to the Class L platform sponsors. Although the Fund is not an open-end investment company, it has undertaken to comply with the terms of Rule 12b-1 as a condition of an exemptive order under the 1940 Act which permits it to have asset-based distribution fees. Under the Distribution Plan, Class L pays Foreside Fund Services, LLC (“Distributor”) a distribution fee at an annual rate of 0.25% of its average daily NAV. Class A and Class I are not subject to a distribution fee. For the six months ended June 30, 2026, Class L incurred $14,958 in distribution fees.

The Investment Adviser’s affiliated broker-dealer, HRC Fund Associates, LLC (“HRC”), Member FINRA/SIPC, markets the Fund shares to financial intermediaries pursuant to a marketing agreement with the Investment Adviser. The marketing agreement between the Investment Adviser and HRC is not part of the Distribution Plan. The Investment Adviser pays HRC out of its own resources and without additional cost to the Fund or its shareholders. In addition, for its wholesaling activities, HRC receives sales charges from the Fund’s Distributor pursuant to a wholesaling agreement with the Fund’s Distributor. For the six month ended June 30, 2026, HRC received $112,420 in sales charges from the Fund’s Distributor for the wholesaling services.

Line of credit — The Fund has entered into a one-year credit agreement with UMB Bank, n.a. (the “Bank”), to provide for short-term financing for fund operations including share repurchases and investment opportunities. The credit agreement is divided into two parts: a committed line of credit (the “Committed Facility”) under which the Fund may borrow at its election and an uncommitted line of credit (the “Uncommitted Facility”) made available to the Fund at the Bank’s election. Loans issued under the credit agreement are secured by the assets of the Fund. Borrowings under the credit agreement bear interest at the 1-Month Secured Overnight Financing Rate (“SOFR”) plus 2.50%, annually. The Fund pays interest, origination fees and other fees and expenses in connection with loans under the credit agreement. The Fund pays the Bank an annual commitment fee (the “Commitment Fee”) on the unused portion of the Committed Facility. The credit agreement is subject to renegotiation in subsequent periods. Any interest derived from usage of the line of credit is treated as exclusive of the expense cap.

Effective December 31, 2025, the Fund’s facility is a total of $150,000,000. This includes a Committed Facility of up to $75,000,000 and an Uncommitted Facility for the remaining balance. A commitment fee of 0.20% per annum will be charged on the average daily unused balance of the Committed Facility. The agreement matures on December 31, 2026.

Commitment fees for the six months ended June 30, 2026 were $78,031. The Fund did not borrow under the Facility during the year and had no outstanding balance as of June 30, 2026.

The revolving credit facility contains certain financial covenants, including, but not limited to: (a) the Fund will not permit its Adjusted Asset Coverage to be less than 5:1 at any time when a Loan is outstanding and (b) the Fund shall not at any time permit (i) its Senior Debt to exceed the maximum amount of Senior Debt that would be permitted to be incurred under its Fundamental Polices or (ii) its Senior Debt to exceed the maximum amount of Senior Debt that would be permitted to be incurred by the Fund on such date under the ICA or other applicable law, in each case when a Loan is outstanding.

As of June 30, 2026, the Fund was in compliance with all covenants and other requirements of the Credit Facility.

Transactions with affiliates — To the extent any affiliate of the Investment Adviser or the Fund (“Affiliated Broker”) receives any fee, payment, commission, or other financial incentive of any type (“Broker Fees”) in connection with the purchase and sale of securities by the Fund, such Broker Fees will be subject to policies and procedures adopted by the Board of Trustees pursuant to Section 17(e) and Rule 17e-1 of the 1940 Act. These policies and procedures include a quarterly review of Broker Fees by the Board of Trustees. Among other things, Section 17(e) and those procedures provide that, when acting as broker for the Fund in connection with the purchase or sale of securities to or by the Fund, an Affiliated Broker may not receive any compensation exceeding the following limits: (1) if the transaction is effected on a securities exchange, the compensation may not exceed the “usual and customary broker’s commission” (as defined in Rule 17e-1 under the 1940 Act); (2) in the case of the purchase of securities by the Fund in connection with a secondary distribution, the compensation cannot exceed 2% of the sale price; and (3) the compensation for transactions otherwise effected cannot exceed 1% of the purchase or sale price. Rule 17e-1 defines a “usual and customary broker’s commission” as one that

THE PRIVATE SHARES FUND
Notes to the Financial Statements (Continued) June 30, 2026 (Unaudited)
2. Significant accounting policies — (continued)

is fair compared to the commission received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. Notwithstanding the foregoing, no Affiliated Broker will receive any undisclosed fees from the Fund in connection with any transaction involving the Fund and such Affiliated Broker, and to the extent any transactions involving the Fund are effected by an Affiliated Broker, such Affiliated Broker’s Broker Fees for such transactions shall be limited in accordance with Section 17(e)(2) of the 1940 Act and the Fund’s policies and procedures concerning Affiliated Brokers. The Fund did not conduct any transactions with an Affiliated Broker for the six months ended June 30, 2026.

Payment from affiliate — For the year ended December 31, 2025, the Fund was reimbursed $141,720 from the Adviser as a result of an accounting error that occurred from June 2021 through August 2025, relating to the allocation of sub-transfer agency fees among the Fund’s share classes. The Fund has determined that the accounting error and related impacts on the Fund’s share classes resulted in immaterial NAV errors for Class A and Class L and that these NAV errors did not exceed the established threshold for reprocessing shareholder accounts under the Fund’s NAV error policy. The reimbursement is included in the Fund share transactions on the Fund’s Statements of Changes in Net Assets.

Investments in special purpose vehicles/private funds — Special purpose vehicles (“SPVs”) consist of an investment by the Fund in an entity that invests directly in the common or preferred stock of a Portfolio Company. Investments in SPVs are generally valued using the same fair value techniques for the securities held by the Fund once the investment has been made by the SPV into the underlying Portfolio Company and are categorized as Level 3 of the fair value hierarchy. The investments in an SPV that have yet to purchase the underlying securities are held at cost and are categorized in Level 3 of the fair value hierarchy. The investments in private funds are measured using net asset value as a practical expedient and are not categorized within the fair value hierarchy. Redemptions are not permitted for any interests held in SPVs or private funds.

Segment information — The Fund previously adopted Accounting Standards Update (ASU) 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures” (ASU 2023-07), in these financial statements. The adoption of ASU 2023-07 has resulted in additional disclosures, as described below, but did not have a material impact on the amounts recognized in the financial statements.

ASU 2023-07, among other things, (i) requires a single segment public entity to provide all of the disclosures as required by Topic 280, (ii) requires a public entity to disclose the title and position of the Chief Operating Decision Maker (CODM) and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure.

The Fund operates through a single operating and reporting segment. The Fund’s CODM is its Principal Executive Officer and President, Kevin Moss. Mr. Moss reviews the financial information by way of the Fund’s portfolio composition (Schedule of Investments), total returns, expense ratios and changes in net assets (i.e. changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess performance versus the Fund’s comparative benchmarks to make resource allocation decisions for the Fund. The financial information is consistent with that presented within the Fund’s accompanying financial statements. The total assets for the segment are the total assets as presented on the Fund’s statement of assets and liabilities.

New Accounting Pronouncement — In the prior reporting period, the Fund adopted FASB Accounting Standards Update 2023-09, “Income Taxes (Topic 740) — Improvements to Income Tax Disclosures” (ASU 2023-09), which enhances income tax disclosures. Adoption of the new standard did not materially impact financial statement disclosures and did not affect the Fund’s financial position or the results of its operations.

In November 2024, the FASB issued ASU 2024-03, Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures (“ASU 2024-03”), which requires disaggregated disclosure of certain costs and expenses, including purchases of inventory, employee compensation, depreciation, amortization and depletion, within relevant income statement captions. ASU 2024-03 is effective for annual reporting periods beginning after December 15, 2026, and interim periods beginning with the first quarter ended March 31, 2028. Early adoption and retrospective application are permitted. We are currently assessing the impact of this guidance; however, we do not expect a material impact on the accompanying consolidated financial statements.

THE PRIVATE SHARES FUND
Notes to the Financial Statements (Continued) June 30, 2026 (Unaudited)

3. Fair value measurements

GAAP defines fair value, establishes a three-tier framework for measuring fair value based on a hierarchy of inputs, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly and how that information must be incorporated into a fair value measurement. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•        Level 1 — quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

•        Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc. and quoted prices for identical or similar assets in markets that are not active). Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

•        Level 3 — significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

For the six months ended June 30, 2026, there were transfers of $83,369,571 (cost basis) out of Level 3 investments into Level 1 and Level 2 investments.

The following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis. There were no changes to the valuation approaches or techniques applied to the assessment of fair value for the Fund’s common stock in private companies, preferred stock in private companies, warrants of private companies, convertible notes of private companies, and special purpose vehicles/private funds during the six months ended June 30, 2026. The Fund may engage a third-party provider in the valuation of the Portfolio Company securities.

Securities traded on a national exchange (or reported on the NYSE and Nasdaq national market) are valued at the last reported sales price on the day of valuation. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Securities traded on a national exchange but are subject to lock-up restrictions or market standoff agreements, securities traded on inactive markets or valued by reference to similar instruments which are marketable and to the extent the inputs are observable and timely, are categorized in Level 2 of the fair value hierarchy.

The Fund’s portfolio holdings are primarily in Level 3 investments. As they are not publicly traded, and many are subject to restrictions on resale, the investments are less liquid than publicly traded securities, resulting in increased liquidity risk to the Fund.

The Fund’s portfolio investments will generally not be in publicly traded securities. Investments for which observable market prices in active markets do not exist are reported at fair value, as determined in good faith by the Investment Adviser under consistently applied policies and procedures approved by the Board of Trustees in accordance with GAAP. The Board has designated the Investment Adviser to be the Valuation Designee to prepare Portfolio Company valuations. The Valuation Designee has adopted appropriate segregation protocols to minimize the Fund portfolio managers’ influence on the Adviser’s Fair Value process.

Investments in private operating companies may consist of common stock, preferred stock, and debt of privately owned portfolio companies. At each measurement date, the Fund reviews the valuation of each investment and records adjustments as necessary to reflect the expected exit value of the investment under current market conditions. Ongoing reviews by the Fund’s management are based on an assessment of the type of investment, the stage in the lifecycle of the portfolio company, and trends in the performance and credit profile of each portfolio company as of the measurement date. The Fund generally values private operating companies using the company’s most recent round of equity financing, generally 12 months. As the validity of this value is inevitably eroded

THE PRIVATE SHARES FUND
Notes to the Financial Statements (Continued) June 30, 2026 (Unaudited)
3. Fair value measurements — (continued)

over time, the Fund will take a market approach to value such portfolio companies. In certain instances, the Fund may use multiple valuation approaches for a particular investment and estimate its fair value based on a weighted average or a selected outcome within a range of multiple valuation results. The decision to use a valuation approach will depend on the investment type and the information available. The market approach includes valuation techniques that use observable market data (e.g., current trading and/or acquisition multiples) of comparable companies and applying the data to key financial metrics of the investment. The comparability (as measured by size, growth profile, and geographic concentration, among other factors) of the identified set of comparable companies to the investment is considered in applying the market approach. The Option Pricing Model treats a portfolio company’s common stock and preferred stock as call options on the enterprise or equity value of the portfolio company, with exercise or strike prices based on the characteristics of each series or class of equity in the portfolio company’s capital structure (e.g., the liquidation preference of a given series of preferred stock). This method is sensitive to certain key assumptions, such as volatility and time to exit, that are not observable. This information may not be available because it is difficult to obtain financial and other information with respect to private companies. In considering the extent and nature of information utilized in the valuation process, management will generally apply a greater weighting to that information which is recent and observable. Because such valuations are inherently uncertain and may be based on estimates, the determinations of fair value may differ materially from the values that would be assessed if a readily available market for these securities existed. Based on these factors, the investments in private companies will generally be presented as a Level 3 investment. Changes in accounting standards, such as the recent change in revenue recognition policies, may not be adopted consistently by issuers or at the same time, and as a result varied implementation may make it more difficult for the Fund to properly evaluate or compare financial information provided by Portfolio Companies of the Fund or to determine the validity of data of publicly traded company comparables for purposes of valuing the Fund’s portfolio holdings.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to determine fair value of the Fund’s investments as of June 30, 2026:

Investment in Securities	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Investments Measured at Net Asset Value	Total

Security Type*
Common stock in public companies	$12,529,235	$370,594,470	$—	$—	$383,123,705
Common stock in private companies	—	—	255,536,518	—	255,536,518
Preferred stock in private companies	—	—	421,056,402	—	421,056,402
Convertible notes of private companies	—	—	52,071,283	—	52,071,283
Units of private companies	—	—	2,632,756	—	2,632,756
Warrants of private companies	—	—	1,018,361	—	1,018,361
Special purpose vehicles	—	55,981,425	117,010,146	—	172,991,571
Private funds	—	—	—	6,190,557	6,190,557
Short-term investments	236,756,472	—	—	—	236,756,472
Total	$249,285,707	$426,575,895	$849,325,466	$6,190,557	$1,531,377,625

____________

*     All sub-categories within the security type represent their respective evaluation status. For a detailed breakout by industry, please refer to the Schedule of Investments.

THE PRIVATE SHARES FUND
Notes to the Financial Statements (Continued) June 30, 2026 (Unaudited)
3. Fair value measurements — (continued)

The following is a rollforward of the activity in investments in which significant unobservable inputs (Level 3) were used in determining fair value on a recurring basis:

	Beginning balance January 1, 2026	Transfers into Level 3 during the period	Transfers out of Level 3 during the period	Purchases or Conversions		(Sales or Conversions)		Net realized gain/(loss)	Change in net unrealized gain/(loss)	Ending balance June 30, 2026	Change in Unrealized gains/(losses) for the period for investments still held at June 30, 2026

The Private Shares Fund
Common stock in private companies	$449,494,267	$—	$(22,388,149)	$2,525,531	[1]	$(8,686,610)		$(3,389,465)	$(162,019,056)	$255,536,518	$42,397,952
Preferred stock in private companies	407,234,118	—	(4,999,997)	74,439,249		(18,706,070	)1,[2]	(7,188,281)	(29,722,617)	421,056,402	36,813,911
Convertible notes of private companies	49,816,602	—	—	595,068	[3]	—		—	1,659,613	52,071,283	6,967,427
Units of private companies	193,857	—	—	7,742,404	[2]	—		—	(5,303,505)	2,632,756	(5,303,504)
Warrants of private companies	1,132,160	—	—	—		—		—	(113,799)	1,018,361	(80,553)
Special purpose vehicles	106,853,769	—	(55,981,425)	48,832,591		—		—	17,305,211	117,010,146	39,416,397
	$1,014,724,773	$—	$(83,369,571)	$134,134,843		$(27,392,680)		$(10,577,746)	$(178,194,153)	$849,325,466	$120,211,630

____________

1    Amounts include a cost basis of $2,458,074 in common stock in private companies converted from a cost basis of $2,458,074 in preferred stock in private companies.

2          Amounts include a cost basis of $7,742,404 in preferred stock in private companies converted to a cost basis of $7,742,404 in units of private companies.

3          Amounts include $595,068 in accrued interest on the convertible notes of private companies.

THE PRIVATE SHARES FUND
Notes to the Financial Statements (Continued) June 30, 2026 (Unaudited)
3. Fair value measurements — (continued)

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 Fair Value Measurements for investments held as of June 30, 2026:

Type of Level 3 Investment	Fair Value as of June 30, 2026	Valuation Technique*	Unobservable Inputs**	Impact to Value if Input Increases**	Range (Wt. Avg.)

Common stock in private companies	$255,536,518	Precedent Transactions	Precedent Transactions	Increase	N/A
		Market Comparable Companies	Enterprise Value/Revenue Multiples	Increase	1.15 - 16.85 (7.89)
			Market Movement	Increase	-32.65% (-32.65%)
			Premium/Discount Amortization	Decrease	10.35% - 100.00% (82.10%)
Preferred stock in private companies	421,056,402	Precedent Transactions	Precedent Transactions	Increase	N/A
		Market Comparable Companies	Enterprise Value/Revenue Multiples	Increase	1.15 - 17.99 (5.95)
			Market Movement	Increase	2.25% (2.25%)
			Premium/Discount Amortization	Decrease	9.31% - 100.00% (73.90%)
Convertible notes of private companies	52,071,283	Precedent Transactions	Precedent Transactions	Increase	N/A
		Option Pricing Model	Industry Volatility	Decrease	45.00% - 70.00% (52.37%)
			Estimated Time to Exit	Decrease	0.33 (0.33) Years
			Risk-Free Interest Rate	Decrease	3.78% (3.78%)
Units of private companies	2,632,756	Precedent Transactions	Precedent Transactions	Increase	N/A
Warrants of private companies	1,018,361	Option Pricing Model	Industry Volatility	Decrease	38.42% - 56.28% (46.20%)
			Estimated Time to Exit	Decrease	0.95 - 6.74 (5.97) Years
			Risk-Free Interest Rate	Decrease	3.99% - 4.32% (4.24%)
Special purpose vehicles	117,010,146	Precedent Transactions	Precedent Transactions	Increase	N/A
		Market Comparable Companies	Enterprise Value Revenue Multiples	Increase	1.08 - 25.15 (8.08)
			Market Movement	Increase	-49.74% (-49.74%)
			Premium/Discount Amortization	Decrease	1.60% - 100.00% (48.39%)

____________

*     Market approach

**   Changes in the significant unobservable inputs used to determine an investment's value can significantly affect its fair value. Generally, an increase in these inputs will lead to a higher fair value, except for changes in the discount for lack of marketability, which have the opposite effect on fair value.

4. Expense limitation agreement

The Investment Adviser has contractually agreed to waive management fees and/or reimburse the Fund for expenses the Fund incurs, but only to the extent necessary to maintain the Fund’s total annual operating expenses after fee waivers and/or reimbursement (exclusive of any taxes, interest expense, commitment fees, legal fees or other expenses related to any borrowing or leverage incurred by the Fund, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, such as litigation or

THE PRIVATE SHARES FUND
Notes to the Financial Statements (Continued) June 30, 2026 (Unaudited)
4. Expense limitation agreement — (continued)

reorganization costs, but inclusive of organizational costs and offering costs) to an annual rate of 2.65%, 2.40%, and 2.90% (each, an “Expense Limit”) of the average daily net assets of the Fund (the “Expense Limitation Agreement”) attributable to Class A, Class I and Class L Shares, respectively, until May 2, 2027. Prior to May 1, 2023, the Expense Limit was 2.50%, 2.25% and 2.75% of the average daily net assets of the Fund attributable to Class A, Class I and Class L shares, respectively.

Under the terms of the Expense Limitation Agreement, the Investment Adviser is permitted to seek reimbursement for any fees previously waived and/or expenses previously assumed, provided that such reimbursement does not cause the annualized expenses of Class A, Class I, or Class L shares to exceed the lesser of (i) the expense limitation currently in effect or (ii) the expense limitation in place at the time the waiver or assumption occurred. The Fund’s obligation to reimburse the Investment Adviser expires three years from the date the respective waiver or expense assumption was recorded. Furthermore, fees waived prior to May 1, 2023, may only be recouped if the resulting expense ratio remains below the annual limitation rates that were in effect during the period the waivers were originally incurred.

The following table summarizes the investment advisory fees waived and/or expenses reimbursed, as well as any subsequent recoupments recognized by the Fund for the periods indicated:

Year Ended December 31,	Aggregate Waiver/ (Reimbursement)	Class A Net Recoupment/ (Waiver)	Class L Net Recoupment/ (Waiver)	Class I Net Recoupment/ (Waiver)

2023	$390,590	$199,187	$4,382	$(594,159)
2024	$572,088	$144,908	$2,358	$(719,354)
2025	$37,560	$—	$—	$(37,560)

As of June 30, 2026, the amounts available for potential recoupment by the Investment Adviser, categorized by their respective expiration dates, are as follows:

Expiration Date	Amount Subject to Recoupment

December 31, 2026*	$594,159
December 31, 2027	$719,354
December 31, 2028	$37,560

As of June 30, 2026, $489,478 has been recouped by the Investment Adviser resulting in an eligible remaining balance of $104,681.

5. Investment advisory agreement

The Fund has entered into an Investment Advisory Agreement with the Investment Adviser, pursuant to which the Investment Adviser provides general investment advisory services for the Fund. For providing these services, the Investment Adviser receives a fee from the Fund, accrued daily and paid monthly in arrears, at an annual rate equal to 1.90% of the Fund’s average daily net assets. For the six months ended June 30, 2026, the Fund incurred $12,028,201 in investment advisory fees, of which $2,559,303 is payable at June 30, 2026.

Certain Officers of the Fund are also employees of the Investment Adviser. None of the Fund Officers who are affiliated with the Investment Adviser receives any compensation from the Fund.

THE PRIVATE SHARES FUND
Notes to the Financial Statements (Continued) June 30, 2026 (Unaudited)

6. Capital share transactions

The Fund is offering an unlimited number of shares on a continuous basis at NAV. The value per share of the relevant class is calculated after receipt of the purchase, in good order, plus any applicable sales load.

As of June 30, 2026, ownership from affiliated parties represents 0.02% of the Fund.

The Fund’s shares are not redeemable each business day, are not listed for trading on an exchange, and no secondary market currently exists for Fund shares. As an interval fund and as described in the Fund’s prospectus, the Fund will make quarterly repurchase offers of 5% of the total number of shares outstanding at its NAV, unless postponed in accordance with regulatory requirements, and each repurchase pricing shall occur no later than the 14th day after the repurchase request deadline, or the next business day if the 14th day is not a business day. Rule 23c-3 of the 1940 Act permits repurchases between 5% and 25% of the Fund’s outstanding shares at NAV.

In every full quarter since the commencement of operations, the Fund has offered shareholders the opportunity to participate in this program. During the six months ended June 30, 2026, the Fund had Repurchase Offers as follows:

Commencement Date	February 24, 2026	May 26, 2026
Repurchase Request Deadline Date	March 20, 2026	June 18, 2026
Repurchase Pricing Date	March 20, 2026	June 18, 2026

% of Shares Offered - Total Fund	5.00%	5.00%

Number of Shares Offered - Total Fund	1,259,946	1,522,104

Pricing Date Net Asset Value - Class A	$47.50	$53.73
Pricing Date Net Asset Value - Class I	$48.41	$54.76
Pricing Date Net Asset Value - Class L	$46.56	$52.65

Number of Shares Tendered - Class A	197,926	258,984
Number of Shares Tendered - Class I	1,186,398	2,333,827
Number of Shares Tendered - Class L	1,678	8,190

Number of Shares Repurchased - Class A*	197,926	153,466	**
Number of Shares Repurchased - Class I*	1,186,398	1,364,283	**
Number of Shares Repurchased - Class L*	1,678	4,934	**

% of Shares Tendered - Total Fund	5.50%	8.54%
% of Shares Repurchased - Total Fund	5.50%	5.00	%**

____________

*     Amounts included herein do not include redemptions for shares transfered between shares classes.

**   Repurchases were made on a pro-rata basis.

7. Purchases and sales of securities

Purchases and sales of securities for the six months ended June 30, 2026, were $122,710,139 and $51,242,707, respectively.

8. Federal tax information

At June 30, 2026, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$1,053,645,951
Gross unrealized appreciation	$654,537,920
Gross unrealized depreciation	(176,806,246)
Net unrealized appreciation on investments	$477,731,674

THE PRIVATE SHARES FUND
Notes to the Financial Statements (Continued) June 30, 2026 (Unaudited)
8. Federal tax information — (continued)

As of December 31, 2025, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income	$—
Undistributed long-term capital gains	—
Tax accumulated earnings	—
Accumulated capital and other losses	(6,809,870)
Net unrealized gain	337,319,799
Payable for withholding attributed to profit sharing agreement	(22,205)
Total accumulated earnings	$330,487,724

9. Commitments and contingencies

In the normal course of business, the Fund will enter into contracts that contain a variety of representations, provide general indemnifications, set forth termination provisions and compel the contracting parties to arbitration in the event of dispute. From time to time, the Fund may be a party to arbitration, or legal proceedings, in the ordinary course of business, including proceedings relating to the enforcement of provisions of such contracts. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that would be subject to arbitration, generally.

In the normal course of business, the Fund may enter into agreements to purchase and sell investments. Such agreements are subject to certain rights of the issuers and ultimately, issuer approval. At June 30, 2026, the Fund had entered into agreements to purchase equity securities in the amount of $82,981,961 and agreements to sell existing equity securities in the amount of $528,088.

At June 30, 2026, the Fund reasonably believes its assets will provide adequate coverage to satisfy all its unfunded commitments. The Fund’s policies and procedures prohibit it from entering into an unfunded commitment unless it has reserved enough cash and/or short-term investments to meet the funding requirements thereof. At June 30, 2026, the Fund had total unfunded capital commitments of $511,256 for investments in special purpose vehicles.

10. Offering price per share

A maximum front-end sales load of 5.75% for Class A shares and 4.25% for Class L is imposed on purchases. Class I shares are not subject to sales charge. For the six months ended June 30, 2026, various broker dealers received $2,011,848 of sales charges from sales of the Fund’s shares.

11. Investment risks

Investments in Portfolio Companies — Investment in Portfolio Companies involves a number of significant risks, including: Portfolio Companies may have limited financial resources and may be unable to meet their obligations with their existing working capital, which may lead to equity financings, possibly at discounted valuations, in which our holdings could be substantially diluted if we do not or cannot participate, bankruptcy or liquidation and the reduction or loss of our investment; Portfolio Companies typically have limited operating histories, less established and comprehensive product lines and smaller market shares than larger businesses, which tend to render them more vulnerable to competitors’ actions, market conditions and consumer sentiment in respect of their products or services, as well as general economic downturns; Because Portfolio Companies are privately owned, there is usually little publicly available information about these businesses; therefore, although the Investment Adviser and its agents perform due diligence on these Portfolio Companies, their operations and their prospects, including review of independent research reports and market valuations of securities of such companies on alternative trading systems and other private secondary markets, the Investment Adviser may not be able to obtain all of the material information that would be generally available for public company investments, including financial or other information regarding the Portfolio Companies in which we invest. Furthermore, there can be no assurance that the information that we do obtain with respect to any investment is reliable. The Fund will invest in Portfolio

THE PRIVATE SHARES FUND
Notes to the Financial Statements (Continued) June 30, 2026 (Unaudited)
11. Investment risks — (continued)

Companies for which current, up-to-date financial information is not available if the Investment Adviser determines, based on the results of its due diligence review, that such investment is in the best interests of the Fund and its Shareholders; Portfolio Companies are more likely to depend on the management talents and efforts of a small group of persons; therefore, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on a Portfolio Company and, in turn, on us; and Portfolio Companies generally have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position.

Valuation — The Fund’s NAV is based on the value of its securities. Where reliable public market prices are available for those securities, the Investment Adviser will rely on those prices. However, in light of its investment strategy to invest in private, operating, late-stage, growth companies, the Fund expects that in most cases (other than subsequent to an IPO transaction involving a Portfolio Company) public market prices will not be available for the Fund’s portfolio securities, and where private market prices are available, such prices may be unreliable. At any point in time, there may be limited or no recent purchase or sale transactions or offers on private markets on which to base the value of a given private share. In addition, the prices reflected in recent private transactions or offers may be extremely sensitive to changes in supply or demand, including changes fueled by investor perceptions or other conditions.

In these cases, which the Fund expects will be in most circumstances, the Fund’s investments will be valued by the Investment Adviser, under the supervision of the Board of Trustees, pursuant to fair valuation procedures and methodologies approved by the Board of Trustees. While the Fund and the Investment Adviser use good faith efforts to determine the fair value of the Fund’s securities, value will be dependent on the judgment of the Investment Adviser. The Investment Adviser may also rely to some extent on information provided by the Portfolio Companies, which may not be timely or comprehensive. In addition, such information may not be available because it is difficult to obtain financial and other information with respect to private companies, and even where the Fund is able to obtain such information, there can be no assurance that it is complete or accurate. The Investment Adviser may also take into consideration valuations of similar classes of private company securities as publicly reported by other funds. From time to time, the Fund may determine that it should modify its assumptions as new information becomes available. As a consequence, the value of the securities, and therefore the Fund’s NAV, may vary. This may adversely affect Shareholders. The Fund may also not be able to sell these securities at the prices at which they are carried on the Fund’s books, or may have to delay their sale in order to do so. This may in turn adversely affect the Fund’s NAV.

Market Risk — The value of, and the income generated by, the securities in which the Fund invests may decline, sometimes rapidly or unpredictably, due to factors affecting certain issuers, particular industries or sectors or the overall markets, such as inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, exchange trading suspensions and closures, and infectious disease outbreaks or pandemics.

Availability of Investment Opportunities — The business of identifying and structuring investments of the types contemplated by the Fund is competitive and involves a high degree of uncertainty. The availability of investment opportunities generally is subject to market conditions as well as, in some cases, the prevailing regulatory or political climate. No assurance can be given that the Fund will be able to identify and complete attractive investments in the future or that it will be able to fully invest its assets. Similarly, identification of attractive investment opportunities by the Investment Adviser is difficult and involves a high degree of uncertainty. Even if an attractive investment opportunity is identified by an Investment Adviser, it may not be permitted to take advantage of the opportunity to the fullest extent desired.

THE PRIVATE SHARES FUND
Notes to the Financial Statements (Continued) June 30, 2026 (Unaudited)

12. Recent market and economic developments

Social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) that occur from time to time will create uncertainty and may have significant impacts on issuers, industries, governments and other systems, including the financial markets, to which the Fund and the issuers in which it invests are exposed. As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, adversely impact issuers in other countries, regions or markets, including in established markets such as the United States. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat.

From time to time, regions experience conflicts, including wars, military interventions, terrorism, cyberattacks or other forms of unconventional warfare, which could have a material adverse impact on the Fund and its investments. Conflicts can lead to related events such as nationalization, expropriation or confiscatory taxation, currency blockage, political changes, government regulation, political, regulatory or social instability or uncertainty or diplomatic developments, including the imposition of sanctions, trade restrictions, or other similar measures. The extent, duration and impact of any conflict or related events are impossible to predict, but these could be significant and have severe adverse effects on regional or global economies, specific sectors or Portfolio Companies and the markets for certain securities, commodities, currencies and goods. Increases in energy prices or supply shortages of critical components caused by conflicts could prove particularly threatening to technology-focused companies that provide or are heavily invested in artificial intelligence and machine learning. Conflicts and related events could result in restricted access or elimination of access to certain markets, investments, service providers or counterparties. Other impacts may include increased volatility, currency fluctuations, liquidity constraints, counterparty default, valuation and settlement difficulties and operational risk resulting from such conflicts.

13. Subsequent events

In preparing these financial statements, management has evaluated subsequent events through the date of issuance of the financial statements included herein and has determined that there are no subsequent events that require disclosure or adjustment to the financial statements.

THE PRIVATE SHARES FUND
Additional Information June 30, 2026 (Unaudited)

Proxy voting — A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the 12-month period ended June 30 are available without charge upon request by (1) calling the Fund at 1-855-551-5510; (2) on the Fund’s website (www.privatesharesfund.com); (3) by emailing theprivatesharesfund@umb.com; and (4) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

Portfolio holdings — The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on form N-PORT-P. The Fund’s Form N-PORT-P is available on the SEC’s website at http:/sec.gov. You may also obtain copies by calling the Fund at 1-855-551-5510.

Board of Trustees

Robert Boulware
Mark Radcliffe
Daniel A. Doyle
Herb W. Morgan
Timothy Reick

Investment Adviser

Liberty Street Advisors, Inc.
88 Pine Street, 31st Floor, Suite 3101
New York, NY 10005

Dividend Paying Agent, Transfer Agent

UMB Fund Services
235 West Galena Street
Milwaukee, WI 53212

Custodian

UMB Bank National Association
1010 Grand Boulevard
Kansas City, MO 64106

Distributor

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Independent Auditors

Grant Thornton LLP
171 N Clark Street, Suite 200
Chicago, IL 60601

This report has been prepared for the general information of the shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. The Fund’s prospectus contains more complete information about the objectives, policies, expenses and risks of the Funds. The Fund is not a bank deposit, not FDIC insured and may lose value. Please read the prospectus carefully before investing or sending money.

This report contains certain forward looking statements which are subject to known and unknown risks and uncertainties that could cause actual results to differ materially from those expressed or implied by such statements. Forward looking statements generally include words such as ‘‘believes’’, ‘‘expects’’, ‘‘anticipates’’ and other words of similar import. Such risks and uncertainties include, among other things, the Risk Factors noted in the Fund’s filings with the Securities and Exchange Commission. The Fund undertakes no obligation to update any forward looking statement.

(b) There were no notices transmitted to stockholders in reliance on Rule 30e-3 under the Investment Company Act of 1940, as amended, that contained disclosures specified by paragraph (c)(3) of that rule.

Item 2.  Code of Ethics.

Not applicable to semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

(a) Included as part of the report to shareholders filed under Item 1(a) of this Form N-CSR.

(b) Not applicable

Item 7.  Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable.

Item 8.  Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.  Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.  Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11.  Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to semi-annual reports.

Item 13.  Portfolio Managers of Closed-End Management Investment Companies.

(a) Not applicable to semi-annual reports.

(b) Effective August 3, 2026, Sven Weber was added as a member of the Fund’s portfolio management team. Mr. Weber is a Managing Director of Liberty Street Advisors, Inc. and serves as both a portfolio manager and member of the Investment Adviser’s Investment Committee. He also serves as a Managing Principal and portfolio manager of Knightsbridge Advisers LLC (“Knightsbridge”), an SEC-registered investment adviser that primarily manages private funds-of-funds and has served in these capacities since 2018. Mr. Weber’s services to the Investment Adviser and its clients, including the Fund, are provided pursuant to a personnel-sharing agreement between the Investment Adviser and Knightsbridge. Prior to joining Knightsbridge, Sven served as Managing Director of the Fund’s former investment adviser, SP Investments Management, LLC (“SPIM”), and served as a member of the Board of Trustees and a senior portfolio manager of the Fund from its inception in March 2014 until October 2018 and as President of the Fund from its inception until April 2019. During his prior tenure with the Fund, Sven, working together with Kevin Moss and Jonas Grankvist, played a key role in the development and implementation of the Fund’s investment strategy. Prior to joining SPIM, Sven served as President of SVB Capital, an affiliate of Silicon Valley Bank. At SVB Capital, Sven managed the company’s venture capital investing business, which included funds-of-funds and direct and secondary investment funds exceeding $1.5 billion under management. Prior to SVB Capital, Sven was a principal of Cipio Partners, where he focused on secondary investments, and prior to that he was Vice President at Siemens, where he worked on direct investments, and had operational responsibilities with Vodafone Germany and O2 Germany. Sven holds a Master’s degree in physics from the University of Heidelberg, where he specialized in information technology and environmental physics.

In addition to managing the assets of the Fund, the Fund’s portfolio managers may have responsibility for managing other client accounts. The tables below show the number and asset size of (i) SEC-registered investment companies (or series thereof) other than the Fund, (ii) pooled investment vehicles that are not registered investment companies, and (iii) other accounts (e.g., accounts managed for individuals or organizations) managed by Mr. Weber. The tables also show the number of performance-based fee accounts, as well as the total assets of the accounts for which the advisory fee is based on the performance of the account. This information is provided as of June 30, 2026.

(i) Other SEC-Registered Investment Companies Managed

Name of Portfolio Manager	Number of Registered Investment Companies	Total Assets of Registered Investment Companies	Number of Investment Company Accounts with Performance- Based Fees	Total Assets of Performance- Based Fee Accounts
Sven Weber	0	$0	0	$0

(ii) Other Pooled Investment Vehicles Managed

Name of Portfolio Manager	Number of Pooled Investment Vehicles	Total Assets of Pooled Investment Vehicles	Number of Pooled Investment Vehicles with Performance- Based Fees	Total Assets of Performance- Based Fee Accounts
Sven Weber	9	$2,356,477,526	9	$2,356,477,526

(iii) Other Accounts Managed

Name of Portfolio Manager	Number of Other Accounts	Total Assets of Other Accounts	Number of Other Accounts with Performance- Based Fees	Total Assets of Performance- Based Fee Accounts
Sven Weber	14	$1,255,285,644	14	$1,255,285,644

The following actual and potential conflicts of interest exist in respect of the Fund:

(1) Role of the Investment Adviser. The Investment Adviser has an inherent conflict of interest in recommending itself to the Board of Trustees as the Fund’s Investment Adviser.

(2) Other Activities. The principals of the Investment Adviser will devote a substantial amount of time to the management and operation of the Investment Adviser, including the investment process, monitoring and management of the Fund and other investment funds. However, the principals of the Investment Adviser may be involved in other business ventures. The Fund will not share in the risks or rewards of the Investment Adviser or its principals with respect to such other ventures. However, such other ventures will compete for their time and attention and might create other conflicts of interest. The Investment Advisory Agreement does not require the Investment Adviser to devote its full time or any specified portion of its time to the Fund, although the Investment Adviser intends to dedicate a reasonable amount of time to the Fund and its activities.

(3) Other Products Managed by the Investment Adviser and its investment personnel. The Investment Adviser currently serves as the investment adviser to other open-end registered investment companies, or mutual funds, each of which is sub-advised by unaffiliated third parties. The mutual funds do not have investment programs that overlap with that of the Fund. The Investment Adviser, its affiliate and its investment personnel also currently serve as the investment adviser and/or portfolio managers to other funds and accounts that have investment programs that overlap or could overlap with the Fund, and the allocation of investments between the Fund and any such products or accounts are governed by the Investment Adviser’s and/or the affiliate’s allocation policies and procedures, which are designed to provide for fair and equitable treatment of the Fund. In situations where an investment opportunity is suitable for both the Fund and one or more such other products or accounts, the Fund may receive a smaller allocation than it otherwise would have received if the Investment Adviser and/or its investment personnel did not manage such other products or accounts.

(4) Financial Intermediaries. Financial Intermediaries may receive ongoing compensation in respect of selling Shares, and they may have a conflict of interest in consulting with investors as to the purchase and repurchase of Shares. Further, Financial Intermediaries may receive different amounts of compensation with respect to sales of the Shares than from other products advised by the Investment Adviser and/or its affiliates, and they therefore may have incentives to favor one or more products over others.

(5) Indirect Compensation to Affiliated Brokers. When an opportunity to acquire securities in the Fund’s investment focus arises, in determining which transactions to pursue the Investment Adviser will consider a variety of factors, including the underlying price of the security to be acquired and the reliability of the broker-dealer engaged by the seller of such securities. Because the investment focus of the Fund is to acquire securities of private companies, at any particular time the availability of securities for purchase is low. As such, it is rarely the case that the Fund will have the opportunity to acquire any such company’s securities from multiple sellers at the same time, one of whom may be represented by an Affiliated Broker. Even in the rare circumstance where multiple acquisition opportunities do exist, typically the underlying considerations (such as share price) will favor one seller over another. However, there is a possibility that the Fund’s acquisition of securities from a seller represented by an Affiliated Broker could result in indirect compensation to such Affiliated Broker by increasing the number of transactions such Affiliated Broker can facilitate on the other side of the trade from the Fund.

The Fund has implemented certain written policies and procedures to ensure that the Fund does not engage in any transactions with any prohibited affiliates. Under the 1940 Act, the Board of Trustees has a duty to evaluate, and shall oversee the analysis of, all conflicts of interest involving the Fund and its affiliates and shall do so in accordance with the aforementioned policies and procedures.

The portfolio managers receive a fixed annual salary and either a discretionary or defined bonus, both of which in part are dependent upon the overall defined net revenues of the Investment Adviser as it pertains to the Fund. The portfolio managers do not receive any compensation from the Fund for serving as portfolio managers of the Fund. Mr. Weber also receives compensation in his capacity as a Managing Principal and portfolio manager of Knightsbridge, an SEC-registered investment adviser that primarily manages private funds-of-funds (the “Knightsbridge Funds”), in the form of (i) a guaranteed base payment and profit participation as a Managing Principal of Knightsbridge that is based on a percentage of the profits of Knightsbridge; and (ii) carried interest from the Knightsbridge Funds that is based on a percentage of the performance of such funds.

The following summarizes the dollar range of securities of the Fund Mr. Weber beneficially owned as of June 30, 2026:

Name of Portfolio Manager	Dollar Range of Equity Securities Beneficially Owned by Portfolio Manager
Sven Weber	None

Item 14.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

No purchases were made during the reporting period by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Item 15.  Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16.  Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act. Based on their review, such officers have concluded that the disclosure controls and procedures were effective in ensuring that information required to be disclosed in this report was appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service providers.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

The Fund has not engaged in Security Lending Activities.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable

(b) Not applicable

Item 19.  Exhibits.

(a) (1)	Code of ethics. Not applicable to semi-annual reports.

(a) (2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(a) (3)	Certifications required pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a) (4)	Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(a) (5)	Change in the registrant’s independent public accountant. Not applicable.

(b)	Certification pursuant to Rule 30a-2(a) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Private Shares Fund

/s/ Kevin Moss
By: Kevin Moss
President
September 4, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Kevin Moss
By: Kevin Moss
President
(Principal Executive Officer)
September 4, 2026

/s/ Jack Sweeney
By: Jack Sweeney
Principal Financial Officer
September 4, 2026